Note 16 - Concentrations of risks (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 SGD ($)
Cash	$ 8,968,814	$ 10,802,405	$ 13,130,296
China, Yuan Renminbi
Insurance Coverage for Cash deposits | ¥				¥ 500,000
China, Yuan Renminbi | SDIC
Cash | ¥				¥ 8,114,184
United States of America, Dollars | SDIC
Cash	1,111,639
United States of America, Dollars | DI Scheme
Cash	5,797,553
Deposits	$ 57,000
Singapore, Dollars | DI Scheme
Cash					$ 7,920,617
Deposits					$ 75,000
Customer One
Concentration Risk, Customer	one	one	one
Customer One | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Concentration Risk, Percentage	66.60%	64.20%	60.70%
Customer Two
Concentration Risk, Customer	one	two
Customer Two | Customer Concentration Risk
Concentration Risk, Customer	23.9	32.9
Customer Two | Accounts Receivable | Customer Concentration Risk
Concentration Risk, Percentage		20.40%
Vendor
Concentration Risk, Supplier	two	one
Vendor | Supplier Concentration Risk | Accounts Payable
Concentration Risk, Percentage	13.80%	23.60%
Vendor | Purchase Benchmark | Supplier Concentration Risk
Concentration Risk, Percentage	10.00%	10.00%	10.00%
Concentration Risk, Additional Characteristic	no	no	no
Vendor Two | Supplier Concentration Risk | Accounts Payable
Concentration Risk, Percentage	12.40%